Sensitivity analysis for actuarial assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Actuarial assumption of expected rates of salary increases [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
1% Increase	₩ 354,852	₩ 344,874
1% Decrease	(305,494)	(304,685)
Actuarial assumption of discount rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
1% Increase	(313,597)	(305,031)
1% Decrease	₩ 377,148	₩ 371,689